Nature of Operations and Items Impacting Basis of Presentation - Change in Presentation of Certain Preneed Life Insurance Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Other assets	$ 47.4	$ 85.9
Total assets	6,340.1	6,463.2
Liabilities
Unearned premiums	54.5	28.1
Total liabilities	6,133.1	6,298.6
Revenues
Net earned premiums	5.5	180.3	$ 1,047.5
Fees and other income	29.0	6.7	14.8
Total revenues	206.2	812.2	1,250.9
Benefits, losses and expenses
Policyholder benefits	58.6	152.7	749.6
Underwriting, general and administrative expenses	22.5	143.8	386.2
Total benefits, losses and expenses	81.1	$ 296.5	$ 1,135.8
Before Adjustment
Assets
Other assets	20.3
Total assets	6,313.0
Liabilities
Unearned premiums	27.4
Total liabilities	6,106.0
Revenues
Net earned premiums	5.8
Fees and other income	4.0
Total revenues	181.5
Benefits, losses and expenses
Policyholder benefits	35.7
Underwriting, general and administrative expenses	20.7
Total benefits, losses and expenses	56.4
Adjustment
Assets
Other assets	27.1
Total assets	27.1
Liabilities
Unearned premiums	27.1
Total liabilities	27.1
Revenues
Net earned premiums	(0.3)
Fees and other income	25.0
Total revenues	24.7
Benefits, losses and expenses
Policyholder benefits	22.9
Underwriting, general and administrative expenses	1.8
Total benefits, losses and expenses	$ 24.7